Income Taxes (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Non-capital losses - Canada	$ 88,880,329	$ 77,271,986	$ 63,216,617
Net-operating loss - US	5,073,156	5,120,395	5,111,610
Unrealized foreign exchange loss	0	94,733	94,733
Capital losses carried forward	1,046,315	2,045,027	3,349,261
Other investments	3,534,651	0	0
IFRS 16	5,814	37,439	87,050
Property, plant and equipment	849,854	324,798	167,653
Other investments	2,528,001	5,542,253	5,308,027
Total	$ 101,918,120	$ 90,436,631	$ 77,334,951